General	12 Months Ended
Nov. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General	General
Description of Business

Carnival Corporation was incorporated in Panama in 1974 and Carnival plc was incorporated in England and Wales in 2000. Together with their consolidated subsidiaries, they are referred to collectively in these consolidated financial statements and elsewhere in this 2021 Annual Report as “Carnival Corporation & plc,” “our,” “us” and “we.” The consolidated financial statements include the accounts of Carnival Corporation and Carnival plc and their respective subsidiaries.

We are a leisure travel company with a portfolio of nine of the world’s leading cruise lines. With operations in North America, Australia, Europe and Asia, our portfolio features – Carnival Cruise Line, Princess Cruises, Holland America Line, P&O Cruises (Australia), Seabourn, Costa Cruises, AIDA Cruises, P&O Cruises (UK) and Cunard.

DLC Arrangement

Carnival Corporation and Carnival plc operate a dual listed company (“DLC”) arrangement, whereby the businesses of Carnival Corporation and Carnival plc are combined through a number of contracts and provisions in Carnival Corporation’s Articles of Incorporation and By-Laws and Carnival plc’s Articles of Association. The two companies operate as a single economic enterprise with a single senior executive management team and identical Boards of Directors, but each has retained its separate legal identity. Each company’s shares are publicly traded on the New York Stock Exchange (“NYSE”) for Carnival Corporation and the London Stock Exchange for Carnival plc. The Carnival plc American Depositary Shares are traded on the NYSE.

The constitutional documents of each company provide that, on most matters, the holders of the common equity of both companies effectively vote as a single body. The Equalization and Governance Agreement between Carnival Corporation and Carnival plc provides for the equalization of dividends and liquidation distributions based on an equalization ratio and contains provisions relating to the governance of the DLC arrangement. Because the equalization ratio is 1 to 1, one share of Carnival Corporation common stock and one Carnival plc ordinary share are generally entitled to the same distributions.

Under deeds of guarantee executed in connection with the DLC arrangement, as well as stand-alone guarantees executed since that time, each of Carnival Corporation and Carnival plc have effectively cross guaranteed all indebtedness and certain other monetary obligations of each other. Once the written demand is made, the holders of indebtedness or other obligations may immediately commence an action against the relevant guarantor.

Under the terms of the DLC arrangement, Carnival Corporation and Carnival plc are permitted to transfer assets between the companies, make loans to or investments in each other and otherwise enter into intercompany transactions. In addition, the cash flows and assets of one company are required to be used to pay the obligations of the other company, if necessary.

Given the DLC arrangement, we believe that providing separate financial statements for each of Carnival Corporation and Carnival plc would not present a true and fair view of the economic realities of their operations. Accordingly, separate financial statements for Carnival Corporation and Carnival plc have not been presented.

Liquidity and Management’s Plans

In the face of the global impact of COVID-19, we paused our guest cruise operations in mid-March 2020. As of January 13, 2022, eight of our nine brands, or 67% of capacity, had resumed guest cruise operations as part of our gradual return to service. The extent of the effects of COVID-19 on our business are uncertain and will depend on future developments, including, but not limited to, the duration and continued severity of COVID-19 and the length of time it takes to return the company to profitability. The ongoing effects of COVID-19 have had, and will continue to have, a material negative impact on our financial results and liquidity.

The estimation of our future liquidity requirements includes numerous assumptions that are subject to various risks and uncertainties. The principal assumptions used to estimate our future liquidity requirements consist of:

•Expected continued gradual resumption of guest cruise operations, with the full fleet expected to be back in operation for our summer season, where we historically generate the largest share of our operating income
•Expected sustained increase in revenue per passenger cruise day through a combination of both passenger ticket and onboard revenue as compared to 2019
•Expected gradual increase in occupancy levels during the resumption of guest cruise operations, with the return to historical occupancy levels in 2023
•Expected continued spend to maintain enhanced health and safety protocols and to support the resumption of guest cruise operations, including completing the return of crew members to our ships
•Maintaining collateral and reserves at reasonable levels

In addition, we make certain assumptions about new ship deliveries, improvements and disposals, and consider the future export credit financings that are associated with the ship deliveries.

We cannot make assurances that our assumptions used to estimate our liquidity requirements may not change because we have never previously experienced a complete cessation and subsequent gradual resumption of our guest cruise operations, and as a consequence, our ability to be predictive is uncertain. In addition, the magnitude and duration of the global pandemic are uncertain. We have made reasonable estimates and judgments of the impact of COVID-19 within our consolidated financial statements and there may be changes to those estimates in future periods. We have taken actions to improve our liquidity, including completing various capital market transactions, capital expenditure and operating expense reductions and accelerating the removal of certain ships from our fleet. In addition, we expect to continue to pursue refinancing opportunities to reduce interest expense and extend maturities.

Based on these actions and our assumptions regarding the impact of COVID-19, considering our $9.4 billion of liquidity including cash, short-term investments and borrowings available under our revolving facility at November 30, 2021, as well as our expected continued gradual return to service, we have concluded that we have sufficient liquidity to satisfy our obligations for at least the next twelve months.